                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-5522

                          RIVERSOURCE SECTOR SERIES, INC.
                 (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 6/30

Date of reporting period: 12/31

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE(R)
DIVIDEND OPPORTUNITY FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
DECEMBER 31, 2007


RIVERSOURCE DIVIDEND OPPORTUNITY
FUND SEEKS TO PROVIDE SHAREHOLDERS
WITH A HIGH LEVEL OF CURRENT
INCOME. SECONDARY OBJECTIVE IS
GROWTH OF INCOME AND CAPITAL.

TABLE OF CONTENTS

Fund Snapshot.......................      2

Performance Summary.................      4

Questions & Answers
   with Portfolio Management........      6

Fund Expenses Example...............      9

Portfolio of Investments............     11

Financial Statements................     16

Notes to Financial Statements.......     21

Proxy Voting........................     38

Change in Independent Registered
   Public Accounting Firm...........     39

          (DALBAR LOGO)

The RiverSource mutual fund
shareholder reports have been
awarded the Communications Seal
from Dalbar Inc., an independent
financial services research firm.
The Seal recognizes communications
demonstrating a level of
excellence in the industry.
--------------------------------------------------------------------------------

              RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2007 SEMIANNUAL REPORT  1

FUND SNAPSHOT AT DEC. 31, 2007 (UNAUDITED)

FUND OBJECTIVE

RiverSource Dividend Opportunity Fund seeks to provide shareholders with a high level of current income. Secondary objective is growth of income and capital.

SECTOR BREAKDOWN*

Percentage of portfolio assets

                                  (PIE CHART)

Other(1)                                                24.9%
Materials                                                8.8%
Utilities                                                8.8%
Consumer Staples                                        12.3%
Financials                                              18.3%
Energy                                                  14.1%
Telecommunication Services                              12.8%

 * Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeds 25% of portfolio assets.
(1) Includes Health Care 7.5%, Industrials 7.2%, Consumer Discretionary 4.5%, Information Technology 2.1% and Cash & Cash Equivalents(2) 3.6%
(2) Of the 3.6%, 3.2% is due to security lending activity and 0.4% is the Fund's cash equivalent position.

TOP TEN HOLDINGS

Percentage of portfolio assets

AT&T                                  4.7%
Chevron                               3.7%
Loews-Carolina Group                  3.1%
BP ADR                                2.8%
Lehman Brothers Holdings
   10.06% 2008                        2.7%
Bank of America                       2.6%
Pfizer                                2.4%
Altria Group                          2.3%
Verizon Communications                2.2%
Merck & Co                            2.2%

For further detail about these holdings, please refer to the section entitled

"Portfolio of Investments."

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
--------------------------------------------------------------------------------

 2 RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2007 SEMIANNUAL REPORT

FUND SNAPSHOT AT DEC. 31, 2007 (UNAUDITED)

STYLE MATRIX


          STYLE
VALUE    BLEND    GROWTH
X                          LARGE
                           MEDIUM        SIZE
                           SMALL

Shading within the style matrix indicates areas in which the Fund generally invests.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and serves as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

PORTFOLIO MANAGERS

                           YEARS IN INDUSTRY
Warren Spitz                      23
Steve Schroll                     26
Laton Spahr, CFA                   9
Paul Stocking                     20

FUND FACTS

                        TICKER
                        SYMBOL   INCEPTION DATE
Class A                 INUTX       08/01/88
Class B                 IUTBX       03/20/95
Class C                 ACUIX       06/26/00
Class I                 RSOIX       03/04/04
Class R4                   --       03/20/95
Class W                    --       12/01/06
Total net assets                 $2.022 billion
Number of holdings                       123

--------------------------------------------------------------------------------

              RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2007 SEMIANNUAL REPORT  3

PERFORMANCE SUMMARY

                             PERFORMANCE COMPARISON
                  For the six-month period ended Dec. 31, 2007

                                  (BAR CHART)

RiverSource Dividend Opportunity Fund Class A
  (excludes sales charge)                               -3.56%

Russell 1000(R) Value Index(1) (unmanaged)              -6.03%

Lipper Equity Income Funds Index(2)                     -4.18%

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

It is not possible to invest directly in an index.

(1) The Russell 1000(R) Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper Equity Income Funds Index includes the 30 largest equity income funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.

ANNUAL OPERATING EXPENSE RATIO (AS OF THE CURRENT PROSPECTUS)

                                                    TOTAL                   NET EXPENSES
Class A                                             1.15%                      1.15%
Class B                                             1.91%                      1.91%
Class C                                             1.91%                      1.91%
Class I                                             0.76%                      0.76%
Class R4                                            1.05%                      1.04%(a)
Class W                                             1.19%                      1.19%

(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until June 30, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment (that increased the management fee by 0.08%), will not exceed 0.96% for Class R4.
--------------------------------------------------------------------------------

 4 RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2007 SEMIANNUAL REPORT

PERFORMANCE SUMMARY

AVERAGE ANNUAL TOTAL RETURNS

AT DEC. 31, 2007
                                                                                            SINCE
WITHOUT SALES CHARGE                 6 MONTHS*   1 YEAR    3 YEARS   5 YEARS   10 YEARS   INCEPTION
 Class A (inception 8/1/88)            -3.56%     +5.47%   +11.77%   +13.11%    +5.75%      +9.94%
 Class B (inception 3/20/95)           -3.96%     +4.70%   +10.95%   +12.27%    +4.95%      +8.65%
 Class C (inception 6/26/00)           -3.93%     +4.66%   +10.93%   +12.27%      N/A       +2.70%
 Class I (inception 3/4/04)            -3.38%     +5.85%   +12.18%      N/A       N/A      +12.70%
 Class R4 (inception 3/20/95)          -3.22%     +5.88%   +12.02%   +13.36%    +5.95%      +9.66%
 Class W (inception 12/1/06)           -3.59%     +5.49%      N/A       N/A       N/A       +7.58%

With sales charge
 Class A (inception 8/1/88)            -9.13%     -0.64%    +9.57%   +11.78%    +5.21%     +9.65%
 Class B (inception 3/20/95)           -8.72%     -0.30%    +9.85%   +12.02%    +4.95%     +8.65%
 Class C (inception 6/26/00)           -4.89%     +3.66%   +10.93%   +12.27%      N/A      +2.70%

Class A share performance reflects the maximum sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R4 and Class W shares. Class I and Class R4 are available to institutional investors only. Class W shares are offered through qualifying discretionary accounts.

* Not annualized.

--------------------------------------------------------------------------------

              RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2007 SEMIANNUAL REPORT  5

QUESTIONS & ANSWERS WITH PORTFOLIO MANAGEMENT

Below, portfolio managers Warren Spitz, Steve Schroll, Laton Spahr and Paul Stocking discuss RiverSource Dividend Opportunity Fund's results and positioning for the six months ended Dec. 31, 2007.

Q: How did RiverSource Dividend Opportunity Fund perform for the first half of the fiscal year?

A: RiverSource Dividend Opportunity Fund's Class A shares declined 3.56%
   (excluding sales charge) for the six months ended Dec. 31, 2007. The Fund outperformed the Russell 1000(R) Value Index (Russell Index), which decreased 6.03%. Also, the Fund outperformed its peer group, as represented by the Lipper Equity Income Funds Index (Lipper Index), which fell 4.18% during the same period.

Q: What factors most significantly affected performance?

A: The first half of the fiscal year was characterized by accelerated weakness in the housing and subprime mortgage markets. This weakness pervaded the financials sector, the largest weighting in the Russell Index, and impacted the consumer discretionary sector as well. The resulting equity market decline was only partially mitigated during the six months by comparatively stronger performance in the consumer staples and energy sectors. Dividend-paying stocks overall lagged those that did not pay dividends during the period. However, this was solely due to the financials sector performance, as the other sectors that traditionally pay high dividends, including utilities, energy and consumer staples, performed well but represent smaller constituents of the Russell Index. With these factors in mind, it's worth mentioning that the Fund's dividend yield remained high relative to its peer group, as represented by the Lipper Index.

   The Fund's exposure to the strongly performing utilities and materials sectors contributed positively to the Fund's performance during the period. Within utilities, a position in Enbridge helped in particular. Within materials, Rio Tinto and Compass Minerals Intl were standout individual performers. Elsewhere, tobacco company Loews-Carolina Group, offshore drilling firm Transocean and pharmaceutical company Merck & Co were strong individual performers. Within health care, Merck's performance more than offset disappointing results from Biovail and Bristol-Myers Squibb.

--------------------------------------------------------------------------------

 6 RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2007 SEMIANNUAL REPORT

QUESTIONS & ANSWERS

   Detracting from performance was stock selection within the integrated oils industry. Most notably, not having a position in the strongly performing Exxon Mobil hurt the Fund's results. So, too, did having a sizable allocation to the poorly performing BP.

Q: What changes did you make to the Fund's portfolio?

A: We further reduced the Fund's already moderate position in the financials sector, trimming especially the Fund's exposure to regional banks. We redeployed the proceeds from those sales primarily into the information technology and consumer staples sectors, adding to positions in Coca-Cola, Loews-Carolina Group, Intel and Microsoft. Other than these, we made no significant changes to the Fund's portfolio during the period, maintaining a low 6% turnover rate.

   WE BELIEVE THOSE SELECT COMPANIES WITH THE ABILITY AND WILLINGNESS TO INCREASE THEIR DIVIDEND PAYOUT RATIO AS THEIR EARNINGS GROW WILL BE PARTICULARLY ATTRACTIVE INVESTMENTS GOING FORWARD.


Q: What is the Fund's tactical view and strategy for the months ahead?

A: Over the past several months, the global macroeconomic environment has grown increasingly uncertain. In response to this cloudiness, we have increased our emphasis on individual stock selection. This focus has recently led us to new ideas in sectors such as health care and information technology, which we believe will complement the Fund's sustained greater exposure to cyclical industries, including producer durables and energy. At the same time, we intend to maintain modest exposure to financial services in favor of more attractive sectors, given ongoing concerns regarding the capital and credit markets in the United States.

   As always, we take larger positions in sectors, industries or individual stocks when we believe we have identified factors that other investors have either missed, ignored or strongly disagree with, and that have the potential to move the share values higher. We intend to focus on larger-cap stocks and to continue to add stocks offering greater dividend yield. Of course, we continue to carefully monitor economic data and shifts in market conditions as we seek

--------------------------------------------------------------------------------

              RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2007 SEMIANNUAL REPORT  7

QUESTIONS & ANSWERS

   stock-specific and industry-level opportunities to add value for our shareholders.

   We remain optimistic about dividend-paying stocks. We believe those select companies with the ability and willingness to increase their dividend payout ratio as their earnings grow will be particularly attractive investments going forward. In addition, stock dividends have historically outpaced the inflation rate. Given these factors and the many other historical benefits of dividend-paying stocks, we expect that investors will be willing to pay more for companies that demonstrate dividend growth as part of a total return strategy going forward. We continue to seek a diversified mix of dividend-paying stocks, with a focus on large-cap, value-oriented companies.

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource Fund.
--------------------------------------------------------------------------------

 8 RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2007 SEMIANNUAL REPORT

FUND EXPENSES EXAMPLE

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the acquired funds expense ratio as of the most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Dec. 31, 2007.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

              RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2007 SEMIANNUAL REPORT  9

                               BEGINNING        ENDING         EXPENSES
                             ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING     ANNUALIZED
                             JULY 1, 2007    DEC. 31, 2007   THE PERIOD(A)   EXPENSE RATIO
 Class A
   Actual(b)                    $1,000         $  964.40         $5.61           1.13%
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,019.56         $5.77           1.13%
 Class B
   Actual(b)                    $1,000         $  960.40         $9.36           1.89%
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,015.72         $9.63           1.89%
 Class C
   Actual(b)                    $1,000         $  960.70         $9.37           1.89%
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,015.72         $9.63           1.89%
 Class I
   Actual(b)                    $1,000         $  966.20         $3.73            .75%
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,021.48         $3.83            .75%
 Class R4
   Actual(b)                    $1,000         $  967.80         $5.17           1.04%
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,020.02         $5.31           1.04%
 Class W
   Actual(b)                    $1,000         $  964.10         $5.96           1.20%
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,019.21         $6.12           1.20%

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 185/366 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended Dec. 31, 2007: -3.56% for Class A, -3.96% for Class B, -3.93% for Class C, -3.38% for Class I, -3.22% for Class R4 and -3.59% for Class W.

--------------------------------------------------------------------------------

 10 RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2007 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS

DEC. 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES

COMMON STOCKS (96.2%)
ISSUER                                            SHARES                      VALUE(A)
AEROSPACE & DEFENSE (0.9%)
Honeywell Intl                                       291,299               $17,935,279
--------------------------------------------------------------------------------------

AUTOMOBILES (0.6%)
Ford Motor                                         1,289,725(b)              8,679,849
General Motors                                       106,322                 2,646,355
                                                                       ---------------
Total                                                                       11,326,204
--------------------------------------------------------------------------------------

BEVERAGES (2.3%)
Coca-Cola                                            412,515                25,316,045
Diageo ADR                                           249,719(c)             21,433,382
                                                                       ---------------
Total                                                                       46,749,427
--------------------------------------------------------------------------------------

CHEMICALS (4.3%)
Air Products & Chemicals                             120,028                11,838,362
Dow Chemical                                         533,445                21,028,402
Eastman Chemical                                     173,590                10,604,613
EI du Pont de
 Nemours & Co                                        864,340                38,108,750
Olin                                                 245,638                 4,748,183
                                                                       ---------------
Total                                                                       86,328,310
--------------------------------------------------------------------------------------

COMMERCIAL BANKS (6.9%)
Comerica                                              83,004                 3,613,164
HSBC Holdings                                        685,220(c)             11,517,242
KeyCorp                                              138,808                 3,255,048
Lloyds TSB Group                                     759,380(c)              7,135,390
Natl Australia Bank                                  764,003(c)             25,121,528
PNC Financial Services Group                          69,459                 4,559,983
Regions Financial                                    553,217                13,083,582
Royal Bank of Scotland Group                         900,569(c)              7,934,352
US Bancorp                                         1,102,268                34,985,986
Wachovia                                             502,741                19,119,240
Wells Fargo & Co                                     284,817                 8,598,625
                                                                       ---------------
Total                                                                      138,924,140
--------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (2.2%)
Deluxe                                               358,601                11,794,387

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                      VALUE(A)
COMMERCIAL SERVICES & SUPPLIES (CONT.)
Pitney Bowes                                         352,499               $13,409,062
RR Donnelley & Sons                                  394,839                14,901,223
Waste Management                                     157,983                 5,161,305
                                                                       ---------------
Total                                                                       45,265,977
--------------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.8%)
Packaging Corp of America                            594,973                16,778,239
--------------------------------------------------------------------------------------

DISTRIBUTORS (0.4%)
Genuine Parts                                        168,088                 7,782,474
--------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (6.4%)
Bank of America                                    1,315,263                54,267,752
Citigroup                                          1,403,698                41,324,869
JPMorgan Chase & Co                                  650,436                28,391,531
KKR Financial Holdings LLC                           326,144                 4,582,323
                                                                       ---------------
Total                                                                      128,566,475
--------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (12.7%)
AT&T                                               2,375,260                98,715,806
BT Group                                           3,991,269(c)             21,514,437
Citizens Communications                            1,166,140                14,844,962
Deutsche Telekom ADR                                 764,056(c)             16,557,094
Embarq                                               466,061                23,084,001
Telefonos de Mexico ADR Series L                     482,884(c)             17,789,447
Telstra                                            2,687,800(c)             10,995,509
Verizon Communications                             1,046,210                45,708,915
Windstream                                           526,195                 6,851,059
                                                                       ---------------
Total                                                                      256,061,230
--------------------------------------------------------------------------------------

ELECTRIC UTILITIES (3.6%)
American Electric Power                              218,228                10,160,696
Duke Energy                                          721,640                14,555,479

                             See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

             RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2007 SEMIANNUAL REPORT  11

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                      VALUE(A)
ELECTRIC UTILITIES (CONT.)
FPL Group                                            274,869               $18,630,621
Pinnacle West Capital                                219,698                 9,317,392
Progress Energy                                      175,724                 8,510,313
Southern                                             210,661                 8,163,114
UIL Holdings                                         104,020                 3,843,539
                                                                       ---------------
Total                                                                       73,181,154
--------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.6%)
Hubbell Cl B                                         248,114                12,802,682
--------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (2.7%)
Halliburton                                          404,223                15,324,094
Schlumberger                                         123,739                12,172,205
Transocean                                           183,515(b)             26,270,173
                                                                       ---------------
Total                                                                       53,766,472
--------------------------------------------------------------------------------------

FOOD PRODUCTS (2.7%)
B&G Foods Cl A                                       554,919                 5,665,723
ConAgra Foods                                        431,226                10,258,867
Kraft Foods Cl A                                     456,691                14,901,827
Reddy Ice Holdings                                   697,940                17,664,861
Sara Lee                                             388,379                 6,237,367
                                                                       ---------------
Total                                                                       54,728,645
--------------------------------------------------------------------------------------

GAS UTILITIES (0.8%)
Nicor                                                388,478(e)             16,452,043
--------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (0.2%)
Health Management Associates Cl A                    571,610                 3,418,228
--------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (1.4%)
Newell Rubbermaid                                    234,984                 6,081,386
Tupperware Brands                                    669,064                22,099,184
                                                                       ---------------
Total                                                                       28,180,570
--------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (2.2%)
General Electric                                   1,053,266                39,044,571
Tomkins                                            1,417,186(c)              4,974,064
                                                                       ---------------
Total                                                                       44,018,635
--------------------------------------------------------------------------------------

INSURANCE (2.1%)
Lincoln Natl                                         107,549                 6,261,503
Marsh & McLennan Companies                           126,739                 3,354,781
Montpelier Re Holdings                               558,748(c)              9,504,303
Unitrin                                               87,109                 4,180,361

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                      VALUE(A)
INSURANCE (CONT.)
XL Capital Cl A                                      399,125(c)            $20,079,979
                                                                       ---------------
Total                                                                       43,380,927
--------------------------------------------------------------------------------------

MACHINERY (0.7%)
Harsco                                               222,114                14,230,844
--------------------------------------------------------------------------------------

MARINE (0.1%)
Aries Maritime Transport                             430,889(c)              2,800,779
--------------------------------------------------------------------------------------

MEDIA (2.3%)
Cinemark Holdings                                    184,788                 3,141,396
GateHouse Media                                      341,029(e)              2,994,235
Idearc                                               119,592                 2,100,036
Natl CineMedia                                       631,934                15,931,056
Regal Entertainment Group Cl A                     1,065,340(e)             19,250,693
RH Donnelley                                          83,832(b)              3,058,191
                                                                       ---------------
Total                                                                       46,475,607
--------------------------------------------------------------------------------------

METALS & MINING (2.7%)
Compass Minerals Intl                                500,027                20,501,107
Rio Tinto ADR                                         45,186(c)             18,973,601
Southern Copper                                      140,797(e)             14,801,989
                                                                       ---------------
Total                                                                       54,276,697
--------------------------------------------------------------------------------------

MULTI-UTILITIES (4.7%)
Ameren                                                97,171                 5,267,640
CH Energy Group                                       79,934                 3,560,260
Consolidated Edison                                  266,580(e)             13,022,433
Dominion Resources                                   225,121                10,681,991
DTE Energy                                           183,825                 8,080,947
Energy East                                          342,116                 9,308,976
Natl Grid                                          1,426,209(c)             23,602,105
NiSource                                             290,362                 5,484,938
NSTAR                                                126,095                 4,567,161
Public Service Enterprise Group                      112,973                11,098,468
                                                                       ---------------
Total                                                                       94,674,919
--------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (11.9%)
Arlington Tankers                                    128,754(c)              2,849,326
BP ADR                                               804,979(c)             58,900,313
Chevron                                              831,916                77,642,720
Enbridge                                             741,990(c)             29,998,656
Enbridge Energy Management LLC                             1(b)                     27
Eni                                                  507,522(c)             18,490,390

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 12 RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2007 SEMIANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                      VALUE(A)
OIL, GAS & CONSUMABLE FUELS (CONT.)
Kinder Morgan Management LLC                               1(b)                    $52
Royal Dutch Shell ADR                                336,994(c)             28,374,895
Ship Finance Intl                                    179,283(c)              4,967,932
Spectra Energy                                       360,818                 9,316,321
TransCanada                                          259,597(c)             10,625,305
                                                                       ---------------
Total                                                                      241,165,937
--------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (1.3%)
Intl Paper                                           193,480                 6,264,882
MeadWestvaco                                         406,295                12,717,034
Stora Enso Series R                                  506,134(c)              7,542,320
                                                                       ---------------
Total                                                                       26,524,236
--------------------------------------------------------------------------------------

PHARMACEUTICALS (7.3%)
Biovail                                              620,265(c)              8,348,767
Bristol-Myers Squibb                                 795,274                21,090,666
Johnson & Johnson                                    243,070                16,212,769
Merck & Co                                           779,938                45,322,197
Pfizer                                             2,211,910                50,276,715
Schering-Plough                                       56,137                 1,495,490
Wyeth                                                127,149                 5,618,714
                                                                       ---------------
Total                                                                      148,365,318
--------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.1%)
Intel                                                440,139                11,734,106
Microchip Technology                                 498,587                15,665,603
Taiwan Semiconductor Mfg ADR                       1,544,275(c)             15,380,979
                                                                       ---------------
Total                                                                       42,780,688
--------------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (0.4%)
Capitol Federal Financial                            132,922(e)              4,120,582
Fannie Mae                                           113,926                 4,554,761
                                                                       ---------------
Total                                                                        8,675,343
--------------------------------------------------------------------------------------

TOBACCO (7.7%)
Altria Group                                         632,141                47,777,217
Loews-Carolina Group                                 752,406(g)             64,180,232
Reynolds American                                    667,101(e)             44,001,982
                                                                       ---------------
Total                                                                      155,959,431
--------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                      VALUE(A)

TRADING COMPANIES & DISTRIBUTORS (0.7%)
Babcock & Brown Air ADR                              764,865(b,c,e)        $13,928,192
--------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.5%)
Vodafone Group ADR                                   266,468(c)              9,944,586
--------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $1,662,501,807                                                   $1,945,449,688
--------------------------------------------------------------------------------------

BONDS (2.8%)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                      VALUE(A)
OTHER FINANCIAL INSTITUTIONS
Lehman Brothers Holdings
 10.06% Cv
 02-08-08                           10.06%      $60,000,000(d,h,j)         $56,172,000
--------------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $60,000,000)                                                        $56,172,000
--------------------------------------------------------------------------------------

PREFERRED STOCKS & OTHER (0.5%)
ISSUER                                            SHARES                    VALUE(A)
Schering-Plough
 6.00% Cv                                             20,400              $4,961,076
XL Capital
 7.00% Cv                                            255,800(c)            4,865,316
------------------------------------------------------------------------------------

TOTAL PREFERRED STOCKS & OTHER
(Cost: $11,514,662)                                                       $9,826,392
------------------------------------------------------------------------------------

MONEY MARKET FUND (3.7%)(f)
                                                  SHARES                    VALUE(A)
RiverSource Short-Term Cash Fund                  75,235,746(i)          $75,235,746
------------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $75,235,746)                                                      $75,235,746
------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,809,252,215)(k)                                             $2,086,683,826
====================================================================================

                             See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

             RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2007 SEMIANNUAL REPORT  13

NOTES TO PORTFOLIO OF INVESTMENTS
(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Dec. 31, 2007, the value of foreign securities represented 21.5% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Dec. 31, 2007, the value of these securities amounted to $58,576,824 or 2.9% of net assets.

(e) At Dec. 31, 2007, security was partially or fully on loan. See Note 5 to the financial statements.

(f) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 3.3% of net assets. See Note 5 to the financial statements. The Fund's cash equivalent position is 0.4% of net assets.

(g) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(h)  Identifies issues considered to be illiquid as to their marketability (see
     Note 1 to the financial statements). These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Directors. Information concerning such security holdings at Dec. 31, 2007, is as follows:

                                                  ACQUISITION
SECURITY                                             DATES               COST
---------------------------------------------------------------------------------
Lehman Brothers Holdings*
  10.06% Cv                                        07-31-07           $60,000,000

     * Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(i)  Affiliated Money Market Fund - See Note 6 to the financial statements.

(j) This privately issued security is an aggregate mandatory exchangeable note whose investment results are designed to correspond generally to the performance of a specific basket of common stocks. Upon maturity, the security will be exchanged for either cash or at the option of the issues, the issuer may deliver shares of the referenced securities.

(k) At Dec. 31, 2007, the cost of securities for federal income tax purposes was approximately $1,809,252,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                           $388,936,000
Unrealized depreciation                                           (111,504,000)
------------------------------------------------------------------------------
Net unrealized appreciation                                       $277,432,000
------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

--------------------------------------------------------------------------------

 14 RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2007 SEMIANNUAL REPORT

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

             RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2007 SEMIANNUAL REPORT  15

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
DEC. 31, 2007 (UNAUDITED)

ASSETS
Investments in securities, at value
   Unaffiliated issuers* (identified cost $1,734,016,469)       $2,011,448,080
   Affiliated money market fund (identified cost
   $75,235,746)                                                     75,235,746
------------------------------------------------------------------------------
Total investments in securities (identified cost
   $1,809,252,215)                                               2,086,683,826
Capital shares receivable                                            1,568,417
Dividends and accrued interest receivable                            5,702,833
------------------------------------------------------------------------------
Total assets                                                     2,093,955,076
------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                               1,205,229
Payable for investment securities purchased                          2,342,945
Payable upon return of securities loaned                            66,883,500
Accrued investment management services fee                              96,826
Accrued distribution fee                                               764,864
Accrued transfer agency fee                                             14,311
Accrued administrative services fee                                      8,993
Accrued plan administration services fee                                   496
Other accrued expenses                                                 148,499
------------------------------------------------------------------------------
Total liabilities                                                   71,465,663
------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock              $2,022,489,413
==============================================================================

--------------------------------------------------------------------------------

 16 RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2007 SEMIANNUAL REPORT

DEC. 31, 2007 (UNAUDITED)

REPRESENTED BY
Capital stock -- $.01 par value                                 $    2,203,882
Additional paid-in capital                                       2,107,809,767
Undistributed net investment income                                  5,864,087
Accumulated net realized gain (loss)                              (370,805,492)
Unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign
   currencies                                                      277,417,169
------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
   capital stock                                                $2,022,489,413
==============================================================================

Net assets applicable to outstanding
   shares:                                  Class A                           $1,498,641,356
                                            Class B                           $  227,403,983
                                            Class C                           $   27,460,819
                                            Class I                           $  267,823,140
                                            Class R4                          $    1,154,890
                                            Class W                           $        5,225
Net asset value per share of outstanding
   capital stock:                           Class A shares(1)   163,198,548   $         9.18
                                            Class B shares       24,942,266   $         9.12
                                            Class C shares        3,017,175   $         9.10
                                            Class I shares       29,104,207   $         9.20
                                            Class R4 shares         125,461   $         9.21
                                            Class W shares              568   $         9.20
--------------------------------------------------------------------------------------------
* Including securities on loan, at value                                      $   64,389,110
--------------------------------------------------------------------------------------------

(1) The maximum offering price per share for Class A is $9.74. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

             RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2007 SEMIANNUAL REPORT  17

STATEMENT OF OPERATIONS
SIX MONTHS ENDED DEC. 31, 2007 (UNAUDITED)

INVESTMENT INCOME
Income:
Dividends                                                       $  36,103,423
Interest                                                            3,168,853
Income distributions from affiliated money market fund                760,751
Fee income from securities lending                                    222,033
   Less foreign taxes withheld                                       (662,671)
-----------------------------------------------------------------------------
Total income                                                       39,592,389
-----------------------------------------------------------------------------
Expenses
Investment management services fee                                  6,789,393
Distribution fee
   Class A                                                          1,905,600
   Class B                                                          1,232,962
   Class C                                                            136,440
   Class W                                                                  7
Transfer agency fee
   Class A                                                          1,037,780
   Class B                                                            179,620
   Class C                                                             19,186
   Class R4                                                               311
   Class W                                                                  6
Administrative services fee                                           553,302
Plan administration services fee -- Class R4                            1,556
Compensation of board members                                          19,656
Custodian fees                                                         85,378
Printing and postage                                                  114,300
Registration fees                                                      49,261
Professional fees                                                      32,838
Other                                                                  33,865
-----------------------------------------------------------------------------
Total expenses                                                     12,191,461
   Expenses waived/reimbursed by the Investment Manager and
      its affiliates                                                   (1,580)
-----------------------------------------------------------------------------
                                                                   12,189,881
   Earnings and bank fee credits on cash balances                     (38,633)
-----------------------------------------------------------------------------
Total net expenses                                                 12,151,248
-----------------------------------------------------------------------------
Investment income (loss) -- net                                    27,441,141
-----------------------------------------------------------------------------

--------------------------------------------------------------------------------

 18 RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2007 SEMIANNUAL REPORT

SIX MONTHS ENDED DEC. 31, 2007 (UNAUDITED)

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Security transactions                                        $  28,908,166
   Foreign currency transactions                                      292,136
-----------------------------------------------------------------------------
Net realized gain (loss) on investments                            29,200,302
Net change in unrealized appreciation (depreciation) on
   investments
   and on translation of assets and liabilities in foreign
   currencies                                                    (131,244,443)
-----------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies            (102,044,141)
-----------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                   $ (74,603,000)
=============================================================================

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

             RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2007 SEMIANNUAL REPORT  19

STATEMENTS OF CHANGES IN NET ASSETS

                                                      SIX MONTHS ENDED
                                                       DEC. 31, 2007        YEAR ENDED
                                                        (UNAUDITED)       JUNE 30, 2007
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                        $   27,441,141     $   49,502,404
Net realized gain (loss) on investments                    29,200,302         58,260,614
Net change in unrealized appreciation (depreciation)
   on investments and on translation of assets and
   liabilities in foreign currencies                     (131,244,443)       264,722,828
----------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                             (74,603,000)       372,485,846
----------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                             (20,425,824)       (33,311,055)
      Class B                                              (2,288,303)        (5,449,259)
      Class C                                                (275,209)          (414,008)
      Class I                                              (4,033,022)        (5,522,045)
      Class R4                                                (18,325)           (35,161)
      Class W                                                     (70)              (107)
----------------------------------------------------------------------------------------
Total distributions                                       (27,040,753)       (44,731,635)
----------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
   Class A shares                                         248,250,862        481,210,177
   Class B shares                                          19,813,392         68,992,607
   Class C shares                                           4,770,352         10,520,148
   Class I shares                                          45,240,885        168,025,146
   Class R4 shares                                            183,595            444,187
   Class W shares                                                  --              5,000
Reinvestment of distributions at net asset value
   Class A shares                                          19,427,901         31,486,764
   Class B shares                                           2,206,614          5,250,958
   Class C shares                                             251,698            382,217
   Class I shares                                           4,032,803          5,521,621
   Class R4 shares                                             18,325             35,161
Payments for redemptions
   Class A shares                                        (145,319,806)      (204,331,194)
   Class B shares                                         (87,402,422)       (99,829,524)
   Class C shares                                          (2,021,811)        (3,444,796)
   Class I shares                                         (10,213,839)        (9,363,966)
   Class R4 shares                                           (311,235)          (294,026)
----------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                            98,927,314        454,610,480
----------------------------------------------------------------------------------------
Total increase (decrease) in net assets                    (2,716,439)       782,364,691
Net assets at beginning of period                       2,025,205,852      1,242,841,161
----------------------------------------------------------------------------------------
Net assets at end of period                            $2,022,489,413     $2,025,205,852
========================================================================================
Undistributed net investment income                    $    5,864,087     $    5,463,699
----------------------------------------------------------------------------------------

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 20 RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2007 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS

(Unaudited as to Dec. 31, 2007)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource Dividend Opportunity Fund (the Fund) is a series of RiverSource Sector Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Sector Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board of Directors of the funds (the Board). The Fund invests primarily in dividend-paying common and preferred stocks.

The Fund offers Class A, Class B, Class C, Class I, Class R4 and Class W shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I and Class R4 shares are sold without a front-end sales charge or CDSC and are offered to qualifying institutional investors.

- Class W shares are sold without a front-end sales charge or CDSC and are offered through qualifying discretionary accounts.

At Dec. 31, 2007, RiverSource Investments, LLC (the Investment Manager) and the affiliated funds-of-funds owned 100% of Class I shares and the Investment Manager owned 100% of Class W shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-

--------------------------------------------------------------------------------

             RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2007 SEMIANNUAL REPORT 21 counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

ILLIQUID SECURITIES

At Dec. 31, 2007, investments in securities included issues that are illiquid which the Fund currently limits to 15% of net assets, at market value, at the time of purchase. Prior to July 12, 2007, the Fund limited the percent held in securities and other instruments that were illiquid to 10% of the Fund's net assets. The aggregate value of such securities at Dec. 31, 2007 was $58,576,824 representing 2.89% of net assets. These securities may be valued at fair value according to procedures approved, in good faith, by the Board. According to Board guidelines, certain unregistered securities are determined to be liquid and are not included within the 15% limitation specified above. Assets are liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the asset is valued by the Fund.

OPTION TRANSACTIONS

To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S.

--------------------------------------------------------------------------------

 22 RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2007 SEMIANNUAL REPORT or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. Cash collateral may be collected by the Fund to secure certain over-the-counter options trades. Cash collateral held by the Fund for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. During the six months ended Dec. 31, 2007, the Fund had no outstanding option contracts.

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Futures are valued daily based upon the last sale price at the close of market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. At Dec. 31, 2007, the Fund had no outstanding futures contracts.

FOREIGN CURRENCY TRANSLATIONS AND FORWARD FOREIGN CURRENCY CONTRACTS

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized

--------------------------------------------------------------------------------

             RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2007 SEMIANNUAL REPORT 23 and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations. At Dec. 31, 2007, the Fund had no outstanding forward foreign currency contracts.

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

RECENT ACCOUNTING PRONOUNCEMENTS

On Sept. 20, 2006, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a hierarchy for measuring fair value, and requires additional disclosures about the

--------------------------------------------------------------------------------

 24 RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2007 SEMIANNUAL REPORT inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of operations for a fiscal period. The application of SFAS 157 will be effective for the Fund's fiscal year beginning July 1, 2008. The adoption of SFAS 157 is not anticipated to have a material impact on the Fund's financial statements.

In June 2006, the FASB issued Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. FIN 48 has been adopted by the Fund and there is no material impact on the Fund.

DIVIDENDS TO SHAREHOLDERS

Dividends from net investment income, declared and paid each calendar quarter, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.61% to 0.375% annually as the Fund's assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by measuring the percentage difference over a rolling 12-month period between the performance of one Class A share of the Fund and the change to the Lipper Equity Income Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment increased the fee by $833,382 for the six months ended Dec. 31, 2007. The management fee for the six months ended Dec. 31, 2007, was 0.66% of the Fund's

--------------------------------------------------------------------------------

             RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2007 SEMIANNUAL REPORT 25 average daily net assets, including an adjustment under the terms of the performance incentive arrangement.

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% annually as the Fund's assets increase. The fee for the six months ended Dec. 31, 2007, was 0.05% of the Fund's average daily net assets.

For the six months ended Dec. 31, 2007, other expenses paid in the amount of $3,988 are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board.

Compensation of Board members includes, for a former Board Chair, compensation as well as retirement benefits. Certain other aspects of a former Board Chair's compensation, including health benefits and payment of certain other expenses, are included under other expenses.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

-  Class A $19.50

-  Class B $20.50

-  Class C $20.00

The Fund pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R4 shares and an annual asset-based fee at a rate of 0.20% of the Fund's average daily net assets attributable to Class W shares.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the Statement of operations.

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets

--------------------------------------------------------------------------------

 26 RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2007 SEMIANNUAL REPORT attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

The Fund has an agreement with RiverSource Distributors, Inc. (the Distributor) for distribution and shareholder services. Prior to Oct. 1, 2007, Ameriprise Financial Services, Inc. also served as a principal underwriter and distributor to the Fund. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class W shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares.

Sales charges received by the Distributor for distributing Fund shares were $978,623 for Class A, $67,921 for Class B and $2,430 for Class C for the six months ended Dec. 31, 2007.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

For the six months ended Dec. 31, 2007, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds) were 0.79% for Class R4. Of these waived/reimbursed fees and expenses, the transfer agency fee at the class level was $24 for Class R4 and the plan administration services fee at the class level was $1,556 for Class R4. In addition, the Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until June 30, 2008, such that net expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, will not exceed 0.96% of the Fund's average daily net assets for Class R4, unless sooner terminated at the discretion of the Board.

During the six months ended Dec. 31, 2007, the Fund's custodian and transfer agency fees were reduced by $38,633 as a result of earnings and bank fee credits from overnight cash balances. The Fund pays custodian fees to Ameriprise Trust Company, a subsidiary of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $257,055,675 and $125,554,619, respectively, for the

--------------------------------------------------------------------------------

             RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2007 SEMIANNUAL REPORT 27 six months ended Dec. 31, 2007. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                              SIX MONTHS ENDED DEC. 31, 2007
                                            ISSUED FOR
                                            REINVESTED                             NET
                                SOLD       DISTRIBUTIONS     REDEEMED      INCREASE (DECREASE)
----------------------------------------------------------------------------------------------
Class A                      26,001,757      2,079,273      (15,378,983)       12,702,047
Class B                       2,107,813        238,344       (9,036,500)       (6,690,343)
Class C                         507,638         27,178         (215,223)          319,593
Class I                       4,750,393        431,273       (1,090,556)        4,091,110
Class R4                         19,367          1,964          (33,119)          (11,788)
Class W                              --             --               --                --
----------------------------------------------------------------------------------------------

                                                 YEAR ENDED JUNE 30, 2007
                                            ISSUED FOR
                                            REINVESTED                             NET
                                SOLD       DISTRIBUTIONS     REDEEMED      INCREASE (DECREASE)
----------------------------------------------------------------------------------------------
Class A                      54,219,265      3,497,308      (23,007,012)       34,709,561
Class B                       7,770,738        589,257      (12,013,076)       (3,653,081)
Class C                       1,171,837         42,724         (391,943)          822,618
Class I                      19,633,199        608,792       (1,075,764)       19,166,227
Class R4                         51,172          3,908          (33,039)           22,041
Class W*                            568             --               --               568
----------------------------------------------------------------------------------------------

* For the period from Dec. 1, 2006 (inception date) to June 30, 2007.

5. LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, the Fund may lend securities representing up to one-third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The Fund receives collateral in the form of cash and U.S. government securities, equal to at least 100% of the value of securities loaned, which is marked to the market value of the loaned securities daily until the securities are returned, e.g., if the value of the securities on loan increases, additional cash collateral is provided by the borrower. The investment manager serves as securities lending agent for the Fund under the Investment Management Services Agreement pursuant to which the Fund has agreed to reimburse the Investment Manager for expenses incurred by it in connection with the lending program, and pursuant to guidelines adopted by and under the oversight of the Board. At Dec. 31, 2007, securities valued at $64,389,110 were on loan to brokers. For collateral, the Fund received $66,883,500 in cash. Cash collateral received is invested in an affiliated

--------------------------------------------------------------------------------

 28 RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2007 SEMIANNUAL REPORT money market fund and short-term securities, including U.S. government securities or other high grade debt obligations, which are included in the "Portfolio of Investments." Income from securities lending amounted to $222,033 for the six months ended Dec. 31, 2007. Expenses paid to the Investment Manager were $7,255 for the six months ended Dec. 31, 2007, which are included in other expenses on the Statement of operations. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

6. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of the RiverSource Short-Term Cash Fund aggregated $397,313,321 and $415,925,361, respectively, for the six months ended Dec. 31, 2007.

7. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 18, 2007, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. Under the prior credit facility, a Fund paid interest on its outstanding borrowings at a rate equal to either the higher of the federal funds effective rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. The Fund had no borrowings during the six months ended Dec. 31, 2007.

8. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund had a capital loss carry-over of $398,074,003 at June 30, 2007, that if not offset by capital gains will expire in 2011. It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

--------------------------------------------------------------------------------

             RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2007 SEMIANNUAL REPORT  29

9. CONCENTRATION OF RISK

SECTOR RISK

If a fund emphasizes one or more economic sectors, it may be more susceptible to the financial, market or economic events affecting the particular issuers and industries in which it invests than funds that do not emphasize particular sectors. The more a fund diversifies, the more it spreads risk and potentially reduces the risks of loss and volatility.

10. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce
(MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.

--------------------------------------------------------------------------------

 30 RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2007 SEMIANNUAL REPORT

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments,

--------------------------------------------------------------------------------

             RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2007 SEMIANNUAL REPORT 31 settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

11. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JUNE 30,   2007(H)               2007              2006              2005              2004
Net asset value, beginning of
 period                           $9.65             $7.83             $7.30             $6.39             $6.23
---------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)        .13(b)            .26               .25               .22               .21
Net gains (losses) (both
 realized and unrealized)          (.47)             1.81               .50               .91               .15
---------------------------------------------------------------------------------------------------------------
Total from investment
 operations                        (.34)             2.07               .75              1.13               .36
---------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                            (.13)             (.25)             (.22)             (.22)             (.20)
---------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                           $9.18             $9.65             $7.83             $7.30             $6.39
---------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                       $1,499            $1,453              $907              $808              $700
---------------------------------------------------------------------------------------------------------------
Total expenses(c),(d)             1.13%(e)          1.15%             1.16%             1.12%             1.02%
---------------------------------------------------------------------------------------------------------------
Net investment income (loss)      2.72%(e)          3.15%             3.27%             3.20%             3.30%
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate              6%               17%               19%               24%              118%
---------------------------------------------------------------------------------------------------------------
Total return(f)                  (3.56%)(g)        26.66%            10.34%            17.79%             5.87%
---------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amount has been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.
(h)  Six months ended Dec. 31, 2007 (Unaudited).

--------------------------------------------------------------------------------

 32 RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2007 SEMIANNUAL REPORT

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JUNE 30,   2007(H)               2007              2006              2005              2004
Net asset value, beginning of
 period                           $9.59             $7.78             $7.25             $6.35             $6.19
---------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)        .09(b)            .19               .19               .17               .16
Net gains (losses) (both
 realized and unrealized)          (.47)             1.80               .50               .89               .15
---------------------------------------------------------------------------------------------------------------
Total from investment
 operations                        (.38)             1.99               .69              1.06               .31
---------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                            (.09)             (.18)             (.16)             (.16)             (.15)
---------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                           $9.12             $9.59             $7.78             $7.25             $6.35
---------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                         $227              $303              $275              $297              $301
---------------------------------------------------------------------------------------------------------------
Total expenses(c),(d)             1.89%(e)          1.91%             1.93%             1.88%             1.79%
---------------------------------------------------------------------------------------------------------------
Net investment income (loss)      1.91%(e)          2.38%             2.50%             2.41%             2.53%
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate              6%               17%               19%               24%              118%
---------------------------------------------------------------------------------------------------------------
Total return(f)                  (3.96%)(g)        25.76%             9.55%            16.84%             5.08%
---------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amount has been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.
(h)  Six months ended Dec. 31, 2007 (Unaudited).

--------------------------------------------------------------------------------

             RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2007 SEMIANNUAL REPORT  33

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JUNE 30,   2007(H)               2007              2006              2005              2004
Net asset value, beginning of
 period                           $9.57             $7.77             $7.25             $6.35             $6.19
---------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)        .09(b)            .19               .18               .17               .16
Net gains (losses) (both
 realized and unrealized)          (.47)             1.79               .50               .89               .15
---------------------------------------------------------------------------------------------------------------
Total from investment
 operations                        (.38)             1.98               .68              1.06               .31
---------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                            (.09)             (.18)             (.16)             (.16)             (.15)
---------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                           $9.10             $9.57             $7.77             $7.25             $6.35
---------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                          $27               $26               $15               $12               $10
---------------------------------------------------------------------------------------------------------------
Total expenses(c),(d)             1.89%(e)          1.91%             1.92%             1.89%             1.79%
---------------------------------------------------------------------------------------------------------------
Net investment income (loss)      1.97%(e)          2.40%             2.50%             2.43%             2.54%
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate              6%               17%               19%               24%              118%
---------------------------------------------------------------------------------------------------------------
Total return(f)                  (3.93%)(g)        25.74%             9.47%            16.86%             5.11%
---------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amount has been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.
(h)  Six months ended Dec. 31, 2007 (Unaudited).

--------------------------------------------------------------------------------

 34 RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2007 SEMIANNUAL REPORT

CLASS I

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JUNE 30,   2007(I)               2007              2006              2005           2004(B)
Net asset value, beginning of
 period                           $9.67             $7.85             $7.32             $6.41             $6.64
---------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)        .15(c)            .30               .27               .25               .13
Net gains (losses) (both
 realized and unrealized)          (.48)             1.80               .51               .91              (.24)
---------------------------------------------------------------------------------------------------------------
Total from investment
 operations                        (.33)             2.10               .78              1.16              (.11)
---------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                            (.14)             (.28)             (.25)             (.25)             (.12)
---------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                           $9.20             $9.67             $7.85             $7.32             $6.41
---------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                         $268              $242               $46               $--               $--
---------------------------------------------------------------------------------------------------------------
Total expenses(d),(e)              .75%(f)           .76%              .78%              .70%              .60%(f)
---------------------------------------------------------------------------------------------------------------
Net investment income (loss)      3.12%(f)          3.58%             3.52%             3.61%             3.81%(f)
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate              6%               17%               19%               24%              118%
---------------------------------------------------------------------------------------------------------------
Total return(g)                  (3.38%)(h)        27.07%            10.78%            18.24%            (1.84%)(h)
---------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from March 4, 2004 (inception date) to June 30, 2004.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended Dec. 31, 2007 (Unaudited).

--------------------------------------------------------------------------------

             RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2007 SEMIANNUAL REPORT  35

CLASS R4

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JUNE 30,   2007(I)               2007              2006              2005              2004
Net asset value, beginning of
 period                           $9.67             $7.85             $7.32             $6.41             $6.23
---------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)        .15(b)            .27               .26               .23               .22
Net gains (losses) (both
 realized and unrealized)          (.46)             1.81               .50               .91               .17
---------------------------------------------------------------------------------------------------------------
Total from investment
 operations                        (.31)             2.08               .76              1.14               .39
---------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                            (.15)             (.26)             (.23)             (.23)             (.21)
---------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                           $9.21             $9.67             $7.85             $7.32             $6.41
---------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                           $1                $1                $1               $--               $--
---------------------------------------------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reimbursement(c),(d)      1.05%(e)          1.03%              .99%              .94%              .84%
---------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c),(d)       .79%(e),(f)      1.02%(f)           .99%              .94%              .84%
---------------------------------------------------------------------------------------------------------------
Net investment income (loss)      3.05%(e)          3.29%             3.37%             3.37%             3.32%
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate              6%               17%               19%               24%              118%
---------------------------------------------------------------------------------------------------------------
Total return(g)                  (3.22%)(h)        26.75%            10.56%            17.93%             6.35%
---------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amount has been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended Dec. 31, 2007 (Unaudited).

--------------------------------------------------------------------------------

 36 RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2007 SEMIANNUAL REPORT

CLASS W

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JUNE 30,    2007(I)           2007(B)
Net asset value, beginning of
 period                           $9.67             $8.80
---------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)        .13(c)            .25
Net gains (losses) (both
 realized and unrealized)          (.48)              .81
---------------------------------------------------------------------------------------------------------------
Total from investment
 operations                        (.35)             1.06
---------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                            (.12)             (.19)
---------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                           $9.20             $9.67
---------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                          $--               $--
---------------------------------------------------------------------------------------------------------------
Total expenses(d),(e)             1.20%(f)          1.19%(f)
---------------------------------------------------------------------------------------------------------------
Net investment income (loss)      2.63%(f)          2.97%(f)
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate              6%               17%
---------------------------------------------------------------------------------------------------------------
Total return(g)                  (3.59%)(h)        12.15%(h)
---------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 1, 2006 (inception date) to June 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended Dec. 31, 2007 (Unaudited).

--------------------------------------------------------------------------------

             RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2007 SEMIANNUAL REPORT  37

PROXY VOTING

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.

--------------------------------------------------------------------------------

 38 RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2007 SEMIANNUAL REPORT

CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On April 12, 2007, Ernst & Young LLP was selected as the Fund's independent registered public accounting firm for the 2008 fiscal year. A majority of the Fund's Board of Directors, including a majority of the Independent Directors, approved the appointment of Ernst & Young LLP. The predecessor independent registered public accounting firm's reports on the Fund's financial statements for the year ended June 30, 2007 and the year ended June 30, 2006 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal periods and through April 12, 2007 there were no disagreements between the Fund and the predecessor independent registered public accounting firm on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which such disagreements, if not resolved to the satisfaction of the predecessor independent registered public accounting firm, would have caused them to make reference to the subject matter of the disagreement in connection with their reports on the financial statements for such fiscal periods.

--------------------------------------------------------------------------------

             RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2007 SEMIANNUAL REPORT  39

     RIVERSOURCE(R) DIVIDEND OPPORTUNITY FUND

     734 Ameriprise Financial Center

     Minneapolis, MN 55474

     RIVERSOURCE.COM/FUNDS

                                        This report must be accompanied or preceded by
                                        the Fund's current prospectus. RiverSource(R)
                                        mutual funds are distributed by RiverSource
                                        Distributors, Inc., Member FINRA, and managed by
                                        RiverSource Investments, LLC. These companies are
                                        part of Ameriprise Financial, Inc.
       (RIVERSOURCE INVESTMENTS LOGO)   (C) 2008 RiverSource Distributors, Inc.                              S-6342 X (2/08)

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE(R)
REAL ESTATE FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
DECEMBER 31, 2007


RIVERSOURCE REAL ESTATE FUND SEEKS
TO PROVIDE SHAREHOLDERS WITH TOTAL
RETURN FROM BOTH CURRENT INCOME
AND CAPITAL APPRECIATION.

TABLE OF CONTENTS

Fund Snapshot.......................      2

Performance Summary.................      4

Questions & Answers
   with Portfolio Management........      6

Fund Expenses Example...............     10

Portfolio of Investments............     12

Financial Statements................     14

Notes to Financial Statements.......     19

Proxy Voting........................     36

Change in Independent Registered
   Public Accounting Firm...........     37

          (DALBAR LOGO)

The RiverSource mutual fund
shareholder reports have been
awarded the Communications Seal
from Dalbar Inc., an independent
financial services research firm.
The Seal recognizes communications
demonstrating a level of
excellence in the industry.
--------------------------------------------------------------------------------

                       RIVERSOURCE REAL ESTATE FUND -- 2007 SEMIANNUAL REPORT  1

FUND SNAPSHOT AT DEC. 31, 2007 (UNAUDITED)

FUND OBJECTIVE

RiverSource Real Estate Fund seeks to provide shareholders with total return from both current income and capital appreciation.

SECTOR BREAKDOWN

Percentage of portfolio assets
(PIE CHART)

Office Property                                              18.2%
Regional Malls                                               16.2%
Apartments                                                   14.8%
Industrial                                                   11.0%
Shopping Centers                                              9.5%
Health Care                                                   7.5%
Other(1)                                                     22.8%

(1) Includes Hotels 7.2%, Diversified Properties 7.1%, Storage 4.2%, Manufactured Homes 0.8%, Homebuilders 0.6%, Other Property 0.5% and Cash & Cash Equivalents 2.4%.

TOP TEN HOLDINGS

Percentage of portfolio assets

Simon Property Group*                 9.5%
ProLogis*                             7.0%
Vornado Realty Trust*                 5.4%
Boston Properties*                    5.4%
Public Storage*                       4.2%
Equity Residential*                   4.0%
Host Hotels & Resorts*                3.5%
Kimco Realty*                         3.4%
Alexandria Real Estate Equities*      3.1%
HCP*                                  3.1%

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

* Real Estate Investment Trust.

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

The RiverSource Real Estate Fund is a narrowly-focused sector fund and it may exhibit higher volatility than funds with broader investment objectives. Principal risks associated with the Fund include market risk and real estate industry risk. See the Fund's prospectus for information on these and other risks associated with the Fund.

Investments in small- and mid-capitalization companies often involve greater risks and potential volatility than investments in larger, more established companies.
--------------------------------------------------------------------------------

 2 RIVERSOURCE REAL ESTATE FUND -- 2007 SEMIANNUAL REPORT

FUND SNAPSHOT AT DEC. 31, 2007 (UNAUDITED)

STYLE MATRIX


          STYLE
VALUE    BLEND    GROWTH
X                          LARGE
X                          MEDIUM        SIZE
X                          SMALL

Shading within the style matrix indicates areas in which the Fund generally invests.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and serves as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.
PORTFOLIO MANAGER

                             YEARS IN INDUSTRY
Julene Melquist                     14

FUND FACTS

                        TICKER SYMBOL   INCEPTION DATE
Class A                     ARLAX          03/04/04
Class B                     AESBX          03/04/04
Class C                     RRECX          03/04/04
Class I                     AESIX          03/04/04
Class R4                       --          03/04/04
Class W                     RREWX          12/01/06
Total net assets                        $181.2 million
Number of holdings                               43

--------------------------------------------------------------------------------

                       RIVERSOURCE REAL ESTATE FUND -- 2007 SEMIANNUAL REPORT  3

PERFORMANCE SUMMARY

                             PERFORMANCE COMPARISON
                  For the six month period ended Dec. 31, 2007

                                  (BAR CHART)

RiverSource Real Estate Fund Class A (excluding
  sales charge)                                        -10.69%

Dow Jones Wilshire Real Estate Securities Index
  (Float-Weighted(1)                                   -12.43%

Lipper Real Estate Funds Index(2)                       -9.99%

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

It is not possible to invest directly in an index.

(1) The Dow Jones Wilshire Real Estate Securities Index (Float-Weighted), an unmanaged capitalization-weighted index, measures the performance of publicly traded real estate securities, including REITs and real estate operating companies. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper Real Estate Funds Index includes the 30 largest real estate funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.

Effective June 30, 2007, the Dow Jones Wilshire Real Estate Securities Index (Full-Cap) was discontinued and replaced with the Dow Jones Wilshire Real Estate Securities Index (Float-Weighted), which is now the Fund's primary benchmark. Since information for the Dow Jones Wilshire Real Estate Securities Index (Full-Cap) is no longer available, its performance for the six-months ended Dec. 31, 2007, is not shown.

--------------------------------------------------------------------------------

 4 RIVERSOURCE REAL ESTATE FUND -- 2007 SEMIANNUAL REPORT

PERFORMANCE SUMMARY

ANNUAL OPERATING EXPENSE RATIO (AS OF THE CURRENT PROSPECTUS)

                                                                               TOTAL(A)
Class A                                                                         1.51%
Class B                                                                         2.27%
Class C                                                                         2.26%
Class I                                                                         1.04%
Class R4                                                                        1.35%
Class W                                                                         1.48%

(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until June 30, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment (that increased the management fee by 0.06%), will not exceed 1.49% for Class A, 2.25% for Class B, 2.25% for Class C, 1.08% for Class I, 1.31% for Class R4 and 1.53% for Class W.

AVERAGE ANNUAL TOTAL RETURNS

AT DEC. 31, 2007
                                                                       SINCE
WITHOUT SALES CHARGE                 6 MONTHS*   1 YEAR    3 YEARS   INCEPTION
 Class A (inception 3/4/04)           -10.69%    -16.61%   +9.33%     +13.37%
 Class B (inception 3/4/04)           -11.04%    -17.21%   +8.49%     +12.49%
 Class C (inception 3/4/04)           -11.02%    -17.18%   +8.52%     +12.50%
 Class I (inception 3/4/04)           -10.45%    -16.11%   +9.85%     +13.83%
 Class R4 (inception 3/4/04)          -10.38%    -16.21%   +9.61%     +13.64%
 Class W (inception 12/1/06)          -10.69%    -16.57%     N/A      -16.51%

WITH SALES CHARGE
 Class A (inception 3/4/04)           -15.85%    -21.41%   +7.18%     +11.63%
 Class B (inception 3/4/04)           -14.83%    -20.73%   +7.40%     +11.92%
 Class C (inception 3/4/04)           -11.77%    -17.88%   +8.52%     +12.50%

Class A share performance reflects the maximum sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R4 and Class W shares. Class I and Class R4 are available to institutional investors only. Class W shares are offered through qualifying discretionary accounts.

* Not annualized.

--------------------------------------------------------------------------------

                       RIVERSOURCE REAL ESTATE FUND -- 2007 SEMIANNUAL REPORT  5

QUESTIONS & ANSWERS WITH PORTFOLIO MANAGEMENT

Below, RiverSource Real Estate Fund portfolio manager Julene Melquist discusses the Fund's performance and positioning for the six months ended Dec. 31, 2007.

At Dec. 31, 2007, approximately 34% of the Fund's total outstanding shares were owned in aggregate by affiliated funds-of-funds managed by RiverSource Investments, LLC (RiverSource). As a result of asset allocation decisions by RiverSource, it is possible RiverSource Real Estate Fund may experience relatively large purchases or redemptions from affiliated funds-of-funds (see page 26, Class I capital share transactions for related activity during the most recent fiscal period). RiverSource seeks to minimize the impact of these transactions by structuring them over a reasonable period of time. RiverSource Real Estate Fund may experience increased expenses as it buys and sells securities to manage transactions for affiliated funds-of-funds. For more information on the Fund's expenses, see the discussions beginning on pages 10 and 23.

Q: How did RiverSource Real Estate Fund perform for the first half of the fiscal year?

A: RiverSource Real Estate Fund's Class A shares declined 10.69% (excluding sales charge) for the six months ended Dec. 31, 2007. The Fund outperformed its benchmark, the Dow Jones Wilshire Real Estate Securities Index (Float-Weighted) (Wilshire Index), which fell 12.43% during the same time period. Effective June 30, 2007, the Dow Jones Wilshire Real Estate Securities Index (Full-Cap) was discontinued and replaced with the Dow Jones Wilshire Real Estate Securities Index (Float-Weighted), which is now the Fund's primary benchmark. Since information for the Dow Jones Wilshire Real Estate Securities Index (Full-Cap) is no longer available, its performance for the six-months ended Dec. 31, 2007, is not shown. The Lipper Real Estate Funds Index, representing the Fund's peer group, decreased 9.99% during the same time frame.

   ON THE POSITIVE SIDE, IT IS IMPORTANT TO NOTE THAT EVEN WITH THE DECLINE IN REAL ESTATE SHARE PRICES, UNDERLYING REAL ESTATE FUNDAMENTALS REMAINED HEALTHY.


Q: What factors most significantly affected performance?

A: During the first half of 2007, real estate company and real estate investment trust (REIT) valuations had become stretched, as rising share prices produced smaller dividend yields and higher valuation multiples relative to other
--------------------------------------------------------------------------------

 6 RIVERSOURCE REAL ESTATE FUND -- 2007 SEMIANNUAL REPORT

QUESTIONS & ANSWERS

   investment sectors. These premium REIT valuations, combined with the credit crisis that arose during the summer as fallout from the subprime mortgage turmoil roiled the broader financial markets, led to a significant decline in real estate share prices during the semiannual period as a whole. There was generally a great deal of profit-taking during the second half of 2007, as investor risk aversion increased with worries about the potential for slower economic growth and about increased borrowing costs for real estate. The crisis in the credit markets had also dried up financing for highly leveraged real estate transactions, which had been a primary driver of higher real estate prices during the prior year.

   On the positive side, it is important to note that even with the decline in real estate share prices, underlying real estate fundamentals remained healthy. Revenues and dividend yields for most REITs continued to grow albeit at a slowed pace. Overbuilding, which was a characteristic of some previous real estate downturns, was not a factor in the market. Occupancies overall remained solid.

   Against this challenging backdrop, the Fund outperformed the Wilshire Index due primarily to effective individual stock selection. The Fund's results benefited most during the six-month period from stock selection within the apartment, hotel and community shopping center REIT subsectors. Hilton Hotels, Senior Housing Properties Trust, Alexandria Real Estate Equities and Boardwalk Real Estate Investment Trust were among the strongest positive individual stock contributors to Fund performance. Hilton Hotels saw its shares advance after the announcement during the first week of July that it would be acquired by the Blackstone Group in an all-cash transaction valued at approximately $26 billion. Senior Housing Properties Trust is a health care REIT, which benefited both from being added to the Wilshire Index during the period and from relative strength in the underlying health care subsector. The health care subsector is widely considered a comparatively defensive REIT subsector and thus less economically sensitive. Alexandria Real Estate Equities performed well given its niche position as an office property REIT that specializes in providing laboratory space for biotechnology and other science-driven companies. Boardwalk Real Estate Investment Trust is a Canadian apartment REIT that exhibited strong performance based on its key location in

--------------------------------------------------------------------------------

                       RIVERSOURCE REAL ESTATE FUND -- 2007 SEMIANNUAL REPORT  7

QUESTIONS & ANSWERS

   Calgary, a busy area supported in large part by an active oil exploration and production industry.

   Detracting from the Fund's performance most was having only a modest exposure to the health care subsector, which was a new addition to the Wilshire Index during the period and which also outpaced the Wilshire Index for the six months. Stock selection within the health care subsector also hurt the Fund's results. Stock selection in the industrial subsector further detracted from the Fund's performance as did having a sizable allocation in the office property subsector, which underperformed the Wilshire Index. From an individual stock perspective, holdings in hotel operating company Starwood Hotels & Resorts Worldwide, commercial and residential real estate development company Forest City Enterprises, commercial real estate broker HFF and health care REIT Medical Properties Trust hurt the Fund's performance during the semiannual period.

   Detracting from the Fund's results relative to its Lipper peer group was the Fund's inherent emphasis on U.S. real estate companies. During the semiannual period, international real estate investments outperformed domestic real estate companies.

Q: What changes did you make to the Fund and how is it currently positioned?

A: Given weakness in the real estate market, tightening credit conditions and increasing investor fears regarding the potential direction of the economy, we continued to seek to upgrade the quality of the portfolio overall, reducing positions where we felt discomfort based on stock-specific or event-specific concerns and increasing holdings in higher quality companies with strong balance sheets, including low leverage, superior management teams and a sustainable competitive advantage. We also, of course, made adjustments based on relative valuation analysis and shifts in market conditions.

   At the end of the period, the Fund had exposure to the industrial subsector and more modest allocations to the shopping center, health care and diversified properties subsectors. As of December 31, the Fund was virtually equally weighted to the Wilshire Index in the hotel, regional mall, storage, office property, apartment and manufactured home subsectors.

--------------------------------------------------------------------------------

 8 RIVERSOURCE REAL ESTATE FUND -- 2007 SEMIANNUAL REPORT

QUESTIONS & ANSWERS

   WE INTEND TO LOOK FOR SELECT REAL ESTATE COMPANIES AND REITS WHERE A SUSTAINABLE COMPETITIVE ADVANTAGE POSITIONS SUCH COMPANIES TO TAKE ADVANTAGE OF CURRENT MARKET CONDITIONS.


Q: What is the Fund's tactical view and strategy for the months ahead?

A: At the end of the period, the real estate market was at a virtual standstill in transactions. The balance sheets of several major brokerage firms remained weighed down by outstanding debt. The financial sector was still being impacted by the fallout of subprime mortgage and credit market troubles, and there was virtually no clarity on the extent of the U.S. economic slowdown going forward. While REIT valuations had declined significantly from their peak levels -- and indeed were, in many cases, more attractive at the end of the semiannual period than they had been for some time -- they remained, at the end of 2007, above their historical norms. All told, then, the decline in real estate over the second half of 2007 appears to be setting the stage for a buying opportunity, but probably not until mid-2008, as we believe real estate companies may continue to struggle through the first half of the new year.

   Given this view, we intend over the months ahead to seek to take advantage of stock-specific buying opportunities created by recent market weakness. We intend to look for select real estate companies and REITs where a sustainable competitive advantage positions such companies to take advantage of current market conditions. Our goal, as always, will be to use in-depth, bottom-up analysis of real estate fundamentals and market performance across the U.S. to find undervalued companies with solid, dividend-paying ability and attractive long-term growth potential. Our focus will be on securities of real estate companies with quality assets, strong balance sheets, and, more importantly than ever in our opinion, experienced management teams.

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource Fund.
--------------------------------------------------------------------------------

                       RIVERSOURCE REAL ESTATE FUND -- 2007 SEMIANNUAL REPORT  9

FUND EXPENSES EXAMPLE

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the acquired funds expense ratio as of the most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Dec. 31, 2007.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
--------------------------------------------------------------------------------

 10 RIVERSOURCE REAL ESTATE FUND -- 2007 SEMIANNUAL REPORT

                              BEGINNING        ENDING         EXPENSES
                            ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING     ANNUALIZED
                            JULY 1, 2007    DEC. 31, 2007   THE PERIOD(A)   EXPENSE RATIO

 Class A
   Actual(b)                   $1,000         $  893.10        $ 6.70           1.40%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,018.20        $ 7.14           1.40%
 Class B
   Actual(b)                   $1,000         $  889.60        $10.32           2.16%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,014.36        $11.00           2.16%
 Class C
   Actual(b)                   $1,000         $  889.80        $10.32           2.16%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,014.36        $11.00           2.16%
 Class I
   Actual(b)                   $1,000         $  895.50        $ 4.31            .90%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,020.72        $ 4.60            .90%
 Class R4
   Actual(b)                   $1,000         $  896.20        $ 5.80           1.21%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,019.16        $ 6.17           1.21%
 Class W
   Actual(b)                   $1,000         $  893.10        $ 6.46           1.35%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,018.45        $ 6.89           1.35%

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 185/366 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended Dec. 31, 2007: -10.69% for Class A, -11.04% for Class B, -11.02% for Class C, -10.45% for Class I, -10.38% for Class R4 and -10.69% for Class W.

--------------------------------------------------------------------------------

                      RIVERSOURCE REAL ESTATE FUND -- 2007 SEMIANNUAL REPORT  11

PORTFOLIO OF INVESTMENTS

DEC. 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES

COMMON STOCKS (97.0%)
ISSUER                                            SHARES                   VALUE(A)
CAPITAL MARKETS (0.5%)
HFF Cl A                                            125,053(b)             $967,910
-----------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (94.5%)
Acadia Realty Trust                                  71,715               1,836,621
Alexandria Real Estate Equities                      55,151               5,607,202
AMB Property                                         89,551               5,154,556
AvalonBay Communities                                53,768               5,061,720
Boardwalk Real Estate Investment Trust               61,700(c)            2,766,440
Boston Properties                                   105,436               9,680,079
Brookfield Properties                               270,991               5,216,577
Camden Property Trust                                52,991               2,551,517
Corporate Office Properties Trust                    52,995               1,669,343
DiamondRock Hospitality                             162,336               2,431,793
Douglas Emmett                                      136,030               3,075,638
EastGroup Properties                                 49,923               2,089,278
Equity Lifestyle Properties                          29,831               1,362,382
Equity Residential                                  197,943               7,218,981
Essex Property Trust                                 32,628               3,180,904
Federal Realty Investment Trust                      65,801               5,405,552
General Growth Properties                           109,238               4,498,421
HCP                                                 160,089               5,567,895
Hersha Hospitality Trust                            106,461               1,011,380
Highwoods Properties                                127,634               3,749,887
Home Properties                                      64,340               2,885,649
Host Hotels & Resorts                               367,431               6,261,024
Kilroy Realty                                        39,884               2,192,025
Kimco Realty                                        166,770               6,070,428
LaSalle Hotel Properties                             65,183               2,079,338
Liberty Property Trust                               15,618                 449,955
Macerich                                             70,224               4,990,117
Medical Properties Trust                            148,460               1,512,807
Mid-America Apartment Communities                    68,568               2,931,282

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
REAL ESTATE INVESTMENT TRUSTS (REITS) (CONT.)
ProLogis                                            198,698             $12,593,479
Public Storage                                      102,630               7,534,068
Regency Centers                                      60,290               3,888,102
Senior Housing Properties Trust                     193,653               4,392,050
Simon Property Group                                196,467              17,065,123
SL Green Realty                                      17,128               1,600,783
Sunstone Hotel Investors                             60,760               1,111,300
Taubman Centers                                      51,780               2,547,058
Ventas                                               45,330               2,051,183
Vornado Realty Trust                                111,293               9,788,219
                                                                    ---------------
Total                                                                   171,080,156
-----------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (2.0%)
Forest City Enterprises Cl A                         56,323               2,502,994
St. Joe                                              32,676               1,160,325
                                                                    ---------------
Total                                                                     3,663,319
-----------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $184,811,278)                                                   $175,711,385
-----------------------------------------------------------------------------------

MONEY MARKET FUND (2.4%)
                                                  SHARES                    VALUE(A)
RiverSource Short-Term
 Cash Fund                                         4,287,571(d)           $4,287,571
------------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $4,287,571)                                                        $4,287,571
------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $189,098,849)(e)                                                 $179,998,956
====================================================================================

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 12 RIVERSOURCE REAL ESTATE FUND -- 2007 SEMIANNUAL REPORT

NOTES TO PORTFOLIO OF INVESTMENTS
(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Dec. 31, 2007, the value of foreign securities represented 1.5% of net assets.

(d)  Affiliated Money Market Fund -- See Note 5 to the financial statements.

(e) At Dec. 31, 2007, the cost of securities for federal income tax purposes was approximately $189,099,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                           $ 11,599,000
Unrealized depreciation                                            (20,699,000)
------------------------------------------------------------------------------
Net unrealized depreciation                                       $ (9,100,000)
------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

                      RIVERSOURCE REAL ESTATE FUND -- 2007 SEMIANNUAL REPORT  13

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
DEC. 31, 2007 (UNAUDITED)

ASSETS
Investments in securities, at value
   Unaffiliated issuers* (identified cost $184,811,278)         $175,711,385
   Affiliated money market fund (identified cost $4,287,571)       4,287,571
----------------------------------------------------------------------------
Total investments in securities (identified cost
   $189,098,849)                                                 179,998,956
Cash                                                                  32,248
Capital shares receivable                                            102,638
Dividends and accrued interest receivable                          1,517,937
----------------------------------------------------------------------------
Total assets                                                     181,651,779
----------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                               357,553
Accrued investment management services fee                            12,439
Accrued distribution fee                                              57,218
Accrued transfer agency fee                                            2,461
Accrued administrative services fee                                      889
Accrued plan administration services fee                                  68
Other accrued expenses                                                45,244
----------------------------------------------------------------------------
Total liabilities                                                    475,872
----------------------------------------------------------------------------
Net assets applicable to outstanding capital stock              $181,175,907
============================================================================

--------------------------------------------------------------------------------

 14 RIVERSOURCE REAL ESTATE FUND -- 2007 SEMIANNUAL REPORT

DEC. 31, 2007 (UNAUDITED)

REPRESENTED BY
Capital stock -- $.01 par value                                 $    150,447
Additional paid-in capital                                       186,511,183
Undistributed net investment income                                2,079,254
Accumulated net realized gain (loss)                               1,535,006
Unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign
   currencies                                                     (9,099,983)
----------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
   capital stock                                                $181,175,907
============================================================================

Net assets applicable to outstanding shares:  Class A                          $100,234,833
                                              Class B                          $ 17,205,916
                                              Class C                          $  1,594,008
                                              Class I                          $ 61,994,410
                                              Class R4                         $    143,442
                                              Class W                          $      3,298
Net asset value per share of outstanding      Class A
   capital stock:                             shares(1)           8,322,139    $      12.04
                                              Class B shares      1,443,071    $      11.92
                                              Class C shares        133,740    $      11.92
                                              Class I shares      5,133,543    $      12.08
                                              Class R4 shares        11,942    $      12.01
                                              Class W shares            275    $      11.99
-------------------------------------------------------------------------------------------

(1) The maximum offering price per share for Class A is $12.77. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

                      RIVERSOURCE REAL ESTATE FUND -- 2007 SEMIANNUAL REPORT  15

STATEMENT OF OPERATIONS
SIX MONTHS ENDED DEC. 31, 2007 (UNAUDITED)

INVESTMENT INCOME
Income:
Dividends                                                       $  4,354,911
Interest                                                                 815
Income distributions from affiliated money market fund                72,102
   Less foreign taxes withheld                                       (23,497)
----------------------------------------------------------------------------
Total income                                                       4,404,331
----------------------------------------------------------------------------
Expenses:
Investment management services fee                                   920,886
Distribution fee
   Class A                                                           161,310
   Class B                                                           112,387
   Class C                                                            10,248
   Class W                                                                 5
Transfer agency fee
   Class A                                                           170,773
   Class B                                                            31,521
   Class C                                                             2,788
   Class R4                                                               45
   Class W                                                                 4
Administrative services fee                                           73,814
Plan administration services fee -- Class R4                             224
Compensation of board members                                          2,274
Custodian fees                                                        10,175
Printing and postage                                                  41,100
Registration fees                                                     42,610
Professional fees                                                     18,891
Other                                                                  2,599
----------------------------------------------------------------------------
Total expenses                                                     1,601,654
   Expenses waived/reimbursed by the Investment Manager and
      its affiliates                                                 (17,591)
----------------------------------------------------------------------------
                                                                   1,584,063
   Earnings and bank fee credits on cash balances                     (2,597)
----------------------------------------------------------------------------
Total net expenses                                                 1,581,466
----------------------------------------------------------------------------
Investment income (loss) -- net                                    2,822,865
----------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Security transactions                                           9,930,372
   Foreign currency transactions                                         351
----------------------------------------------------------------------------
Net realized gain (loss) on investments                            9,930,723
Net change in unrealized appreciation (depreciation) on
   investments                                                   (36,686,146)
----------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies            (26,755,423)
----------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                   $(23,932,558)
============================================================================

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 16 RIVERSOURCE REAL ESTATE FUND -- 2007 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                        SIX MONTHS ENDED     YEAR ENDED
                                                         DEC. 31, 2007      JUNE 30, 2007
                                                          (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                           $  2,822,865      $  3,706,693
Net realized gain (loss) on investments                      9,930,723        19,389,903
Net change in unrealized appreciation (depreciation)
   on investments                                          (36,686,146)       (7,865,363)
-----------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                              (23,932,558)       15,231,233
-----------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                                 (471,598)       (1,648,144)
      Class B                                                  (29,790)         (112,364)
      Class C                                                   (3,233)           (9,035)
      Class I                                                 (587,041)       (1,269,062)
      Class R4                                                  (1,151)           (3,035)
      Class W                                                      (18)              (42)
   Net realized gain
      Class A                                              (14,679,913)       (7,168,364)
      Class B                                               (2,506,709)       (1,506,082)
      Class C                                                 (232,761)         (107,494)
      Class I                                               (8,717,442)       (3,430,271)
      Class R4                                                 (20,584)          (11,480)
      Class W                                                     (549)             (237)
-----------------------------------------------------------------------------------------
Total distributions                                        (27,250,789)      (15,265,610)
-----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                      RIVERSOURCE REAL ESTATE FUND -- 2007 SEMIANNUAL REPORT  17

                                                        SIX MONTHS ENDED     YEAR ENDED
                                                         DEC. 31, 2007      JUNE 30, 2007
                                                          (UNAUDITED)
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
   Class A shares                                         $ 12,193,816      $ 71,003,345
   Class B shares                                            1,149,215        11,643,215
   Class C shares                                              165,048         1,325,734
   Class I shares                                           17,387,186        42,168,432
   Class R4 shares                                               6,000            48,466
   Class W shares                                                   --             5,000
Reinvestment of distributions at net asset value
   Class A shares                                           14,723,722         8,628,771
   Class B shares                                            2,460,220         1,576,925
   Class C shares                                              228,883           108,406
   Class I shares                                            9,302,396         4,698,204
   Class R4 shares                                              19,640            13,435
Payments for redemptions
   Class A shares                                          (44,530,387)      (40,780,657)
   Class B shares                                          (11,040,653)      (10,850,325)
   Class C shares                                             (675,799)         (679,693)
   Class I shares                                          (42,083,793)       (7,933,451)
   Class R4 shares                                             (32,813)         (118,777)
-----------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                            (40,727,319)       80,857,030
-----------------------------------------------------------------------------------------
Total increase (decrease) in net assets                    (91,910,666)       80,822,653
Net assets at beginning of period                          273,086,573       192,263,920
-----------------------------------------------------------------------------------------
Net assets at end of period                               $181,175,907      $273,086,573
=========================================================================================
Undistributed net investment income                       $  2,079,254      $    349,220
-----------------------------------------------------------------------------------------

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 18 RIVERSOURCE REAL ESTATE FUND -- 2007 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS

(Unaudited as to Dec. 31, 2007)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource Real Estate Fund (the Fund) is a series of RiverSource Sector Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Sector Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board of Directors of the funds (the Board). The Fund invests primarily in equity securities of companies operating in the real estate industry, including equities of real estate investment trusts (REITs), and other real estate related investments.

The Fund offers Class A, Class B, Class C, Class I, Class R4 and Class W shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I and Class R4 shares are sold without a front-end sales charge or CDSC and are offered to qualifying institutional investors.

- Class W shares are sold without a front-end sales charge or CDSC and are offered through qualifying discretionary accounts.

At Dec. 31, 2007, RiverSource Investments, LLC (the Investment Manager) and the affiliated funds-of-funds owned 100% of Class I shares, and the Investment Manager owned 100% of Class W shares.

At Dec. 31, 2007, the Investment Manager and the affiliated funds-of-funds owned approximately 34% of the total outstanding Fund shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

--------------------------------------------------------------------------------

                      RIVERSOURCE REAL ESTATE FUND -- 2007 SEMIANNUAL REPORT  19

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

OPTION TRANSACTIONS

To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. Cash collateral may be collected by the Fund to secure certain over-the-counter options trades. Cash collateral held by the Fund for such option trades must be returned to the company upon closure, exercise or expiration contract. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of

--------------------------------------------------------------------------------

 20 RIVERSOURCE REAL ESTATE FUND -- 2007 SEMIANNUAL REPORT the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. During the six months ended Dec. 31, 2007, the Fund had no outstanding option contracts.

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Futures are valued daily based upon the last sale price at the close of market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. At Dec. 31, 2007, the Fund had no outstanding futures contracts.

FOREIGN CURRENCY TRANSLATIONS AND FORWARD FOREIGN CURRENCY CONTRACTS

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments

--------------------------------------------------------------------------------

                      RIVERSOURCE REAL ESTATE FUND -- 2007 SEMIANNUAL REPORT 21 held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations. At Dec. 31, 2007, the Fund had no outstanding forward foreign currency contracts.

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

RECENT ACCOUNTING PRONOUNCEMENTS

On Sept. 20, 2006, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a hierarchy for measuring fair value, and requires additional disclosures about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of operations for a fiscal period. The application of SFAS 157 will be effective for the Fund's fiscal year beginning July 1, 2008. The adoption of SFAS 157 is not anticipated to have a material impact on the Fund's financial statements.

In June 2006, the FASB issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and

--------------------------------------------------------------------------------

 22 RIVERSOURCE REAL ESTATE FUND -- 2007 SEMIANNUAL REPORT measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. FIN 48 has been adopted by the Fund and there is no material impact on the Fund.

DIVIDENDS TO SHAREHOLDERS

Dividends from net investment income, declared and paid each calendar quarter, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

The Fund receives substantial distributions from holdings in real estate investment trusts (REITs). Distributions from REITs may be characterized as ordinary income, net capital gain, or a return of capital to the REIT shareholder. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Fund must use estimates in reporting the character of its income and distributions for financial statement purposes. The actual character of distributions to fund shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by a fund shareholder may represent a return of capital.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.84% to 0.72% annually as the Fund's assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by measuring the percentage difference over a rolling 12-month period between the performance of one Class A share of the Fund and the change to the Lipper Real Estate Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment decreased the fee by $112,507 for the six months ended Dec. 31, 2007. The management fee for the six months ended Dec. 31, 2007, was 0.75% of the Fund's

--------------------------------------------------------------------------------

                      RIVERSOURCE REAL ESTATE FUND -- 2007 SEMIANNUAL REPORT 23 average daily net assets, including an adjustment under the terms of the performance incentive arrangement.

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% annually as the Fund's assets increase. The fee for the six months ended Dec. 31, 2007, was 0.06% of the Fund's average daily net assets.

For the six months ended Dec. 31, 2007, other expenses paid in the amount of $709 are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board.

Compensation of Board members includes, for a former Board Chair, compensation as well as retirement benefits. Certain other aspects of a former Board Chair's compensation, including health benefits and payment of certain other expenses, are included under other expenses.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

-  Class A $19.50

-  Class B $20.50

-  Class C $20.00

The Fund pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R4 shares and an annual asset-based fee at a rate of 0.20% of the Fund's average daily net assets attributable to Class W shares.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the Statement of operations.

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets

--------------------------------------------------------------------------------

 24 RIVERSOURCE REAL ESTATE FUND -- 2007 SEMIANNUAL REPORT attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

The Fund has an agreement with RiverSource Distributors, Inc. (the Distributor) for distribution and shareholder services. Prior to Oct. 1, 2007, Ameriprise Financial Services, Inc. also served as a principal underwriter and distributor to the Fund. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class W shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares.

Sales charges received by the Distributor for distributing Fund shares were $98,564 for Class A, $15,218 for Class B and $882 for Class C for the six months ended Dec. 31, 2007.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

For the six months ended Dec. 31, 2007, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds) were 1.40% for Class A, 2.16% for Class B, 2.16% for Class C and 0.96% for Class R4. Of these waived/reimbursed fees and expenses, the transfer agency fees at the class level were $14,367, $2,772 and $228 for Class A, Class B and Class C, respectively, and the plan administration services fee at the class level was $224 for Class R4. In addition, the Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, will not exceed 1.49% for Class A, 2.25% for Class B, 2.25% for Class C, 1.08% for Class I, 1.31% for Class R4 and 1.53% for Class W of the Fund's average daily net assets until June 30, 2008, unless sooner terminated at the discretion of the Board.

During the six months ended Dec. 31, 2007, the Fund's transfer agency fees were reduced by $2,597 as a result of bank fee credits from overnight cash balances.

The Fund pays custodian fees to Ameriprise Trust Company, a subsidiary of Ameriprise Financial.

--------------------------------------------------------------------------------

                      RIVERSOURCE REAL ESTATE FUND -- 2007 SEMIANNUAL REPORT  25

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $51,115,063 and $118,557,294, respectively, for the six months ended Dec. 31, 2007. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                               SIX MONTHS ENDED DEC. 31, 2007
                                             ISSUED FOR
                                             REINVESTED                            NET
                                 SOLD       DISTRIBUTIONS     REDEEMED     INCREASE (DECREASE)
----------------------------------------------------------------------------------------------
Class A                          778,387      1,244,979      (2,958,148)         (934,782)
Class B                           75,323        211,213        (710,481)         (423,945)
Class C                           10,925         19,640         (45,481)          (14,916)
Class I                        1,083,264        779,056      (2,695,538)         (833,218)
Class R4                             412          1,662          (2,146)              (72)
Class W                               --             --              --                --
----------------------------------------------------------------------------------------------

                                                  YEAR ENDED JUNE 30, 2007
                                             ISSUED FOR
                                             REINVESTED                            NET
                                 SOLD       DISTRIBUTIONS     REDEEMED     INCREASE (DECREASE)
----------------------------------------------------------------------------------------------
Class A                        4,147,287        511,609      (2,380,595)        2,278,301
Class B                          682,014         94,005        (660,721)          115,298
Class C                           77,195          6,462         (40,753)           42,904
Class I                        2,430,646        278,457        (463,573)        2,245,530
Class R4                           2,788            798          (7,005)           (3,419)
Class W*                             275             --              --               275
----------------------------------------------------------------------------------------------

*    For the period from Dec. 1, 2006 (inception date) to June 30, 2007.

5. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of the RiverSource Short-Term Cash Fund aggregated $50,187,065 and $46,797,198, respectively, for the six months ended Dec. 31, 2007.

6. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or

--------------------------------------------------------------------------------

 26 RIVERSOURCE REAL ESTATE FUND -- 2007 SEMIANNUAL REPORT emergency purposes. The credit facility became effective on Oct. 18, 2007, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. Under the prior credit facility, a Fund paid interest on its outstanding borrowings at a rate equal to either the higher of the federal funds effective rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. The Fund had no borrowings during the six months ended Dec. 31, 2007.

7. CONCENTRATION OF RISK

REAL ESTATE INDUSTRY RISK

Because of the Fund's policy of concentrating its investments in securities of companies operating in the real estate industry, the Fund is more susceptible to risks associated with the ownership of real estate and with the real estate industry in general. These risks can include fluctuations in the value of the underlying properties, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory occurrences affecting the real estate industry, including REITs.

8. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

--------------------------------------------------------------------------------

                      RIVERSOURCE REAL ESTATE FUND -- 2007 SEMIANNUAL REPORT  27

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce
(MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise

--------------------------------------------------------------------------------

 28 RIVERSOURCE REAL ESTATE FUND -- 2007 SEMIANNUAL REPORT

Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

--------------------------------------------------------------------------------

                      RIVERSOURCE REAL ESTATE FUND -- 2007 SEMIANNUAL REPORT  29

9. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JUNE 30,          2007(J)            2007           2006           2005        2004(B)
Net asset value, beginning of period    $15.83         $15.30         $13.44         $10.46         $10.35
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               .17(c)         .21            .30            .32            .06
Net gains (losses) (both realized
 and unrealized)                         (1.91)          1.37           2.76           2.94            .05
----------------------------------------------------------------------------------------------------------
Total from investment operations         (1.74)          1.58           3.06           3.26            .11
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income      (.06)          (.19)          (.14)          (.18)            --
Distributions from realized gains        (1.99)          (.86)         (1.06)          (.10)            --
----------------------------------------------------------------------------------------------------------
Total distributions                      (2.05)         (1.05)         (1.20)          (.28)            --
----------------------------------------------------------------------------------------------------------
Net asset value, end of period          $12.04         $15.83         $15.30         $13.44         $10.46
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                $100           $147           $107            $62            $17
----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)             1.42%(f)       1.51%          1.55%          1.57%          3.86%(f)
----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e)             1.40%(f),(g)     1.51%        1.53%(g)       1.49%(g)       1.49%(f),(g)
----------------------------------------------------------------------------------------------------------
Net investment income (loss)             2.21%(f)       1.41%          2.37%          3.56%          3.76%(f)
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    22%            38%            47%            63%            49%
----------------------------------------------------------------------------------------------------------
Total return(h)                        (10.69%)(i)      9.97%         24.02%         31.32%          1.06%(i)
----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to June 30, 2004.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended Dec. 31, 2007 (Unaudited).

--------------------------------------------------------------------------------

 30 RIVERSOURCE REAL ESTATE FUND -- 2007 SEMIANNUAL REPORT

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JUNE 30,          2007(J)            2007           2006           2005        2004(B)
Net asset value, beginning of period    $15.72         $15.20         $13.37         $10.43         $10.35
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               .11(c)         .05            .18            .22            .05
Net gains (losses) (both realized
 and unrealized)                         (1.90)          1.39           2.75           2.93            .03
----------------------------------------------------------------------------------------------------------
Total from investment operations         (1.79)          1.44           2.93           3.15            .08
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income      (.02)          (.06)          (.04)          (.11)            --
Distributions from realized gains        (1.99)          (.86)         (1.06)          (.10)            --
----------------------------------------------------------------------------------------------------------
Total distributions                      (2.01)          (.92)         (1.10)          (.21)            --
----------------------------------------------------------------------------------------------------------
Net asset value, end of period          $11.92         $15.72         $15.20         $13.37         $10.43
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $17            $29            $27            $18             $4
----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)             2.18%(f)       2.27%          2.32%          2.34%          4.63%(f)
----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e)             2.16%(f),(g)     2.27%        2.30%(g)       2.27%(g)       2.26%(f),(g)
----------------------------------------------------------------------------------------------------------
Net investment income (loss)             1.42%(f)        .64%          1.59%          2.77%          3.12%(f)
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    22%            38%            47%            63%            49%
----------------------------------------------------------------------------------------------------------
Total return(h)                        (11.04%)(i)      9.13%         23.06%         30.31%           .77%(i)
----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to June 30, 2004.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended Dec. 31, 2007 (Unaudited).

--------------------------------------------------------------------------------

                      RIVERSOURCE REAL ESTATE FUND -- 2007 SEMIANNUAL REPORT  31

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JUNE 30,          2007(J)            2007           2006           2005        2004(B)
Net asset value, beginning of period    $15.72         $15.20         $13.37         $10.43         $10.35
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               .11(c)         .05            .18            .21            .05
Net gains (losses) (both realized
 and unrealized)                         (1.90)          1.40           2.75           2.93            .03
----------------------------------------------------------------------------------------------------------
Total from investment operations         (1.79)          1.45           2.93           3.14            .08
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income      (.02)          (.07)          (.04)          (.10)            --
Distributions from realized gains        (1.99)          (.86)         (1.06)          (.10)            --
----------------------------------------------------------------------------------------------------------
Total distributions                      (2.01)          (.93)         (1.10)          (.20)            --
----------------------------------------------------------------------------------------------------------
Net asset value, end of period          $11.92         $15.72         $15.20         $13.37         $10.43
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $2             $2             $2             $1            $--
----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)             2.18%(f)       2.26%          2.32%          2.33%          4.64%(f)
----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e)             2.16%(f),(g)     2.26%        2.29%(g)       2.27%(g)       2.27%(f),(g)
----------------------------------------------------------------------------------------------------------
Net investment income (loss)             1.46%(f)        .66%          1.61%          2.79%          3.20%(f)
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    22%            38%            47%            63%            49%
----------------------------------------------------------------------------------------------------------
Total return(h)                        (11.02%)(i)      9.18%         23.07%         30.29%           .77%(i)
----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to June 30, 2004.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended Dec. 31, 2007 (Unaudited).

--------------------------------------------------------------------------------

 32 RIVERSOURCE REAL ESTATE FUND -- 2007 SEMIANNUAL REPORT

CLASS I

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JUNE 30,          2007(J)            2007           2006           2005        2004(B)
Net asset value, beginning of period    $15.87         $15.33         $13.46         $10.46         $10.35
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               .21(c)         .32            .36            .35            .06
Net gains (losses) (both realized
 and unrealized)                         (1.92)          1.35           2.76           2.95            .05
----------------------------------------------------------------------------------------------------------
Total from investment operations         (1.71)          1.67           3.12           3.30            .11
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income      (.09)          (.27)          (.19)          (.20)            --
Distributions from realized gains        (1.99)          (.86)         (1.06)          (.10)            --
----------------------------------------------------------------------------------------------------------
Total distributions                      (2.08)         (1.13)         (1.25)          (.30)            --
----------------------------------------------------------------------------------------------------------
Net asset value, end of period          $12.08         $15.87         $15.33         $13.46         $10.46
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $62            $95            $57            $53            $10
----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)              .90%(f)       1.04%          1.09%          1.10%          3.54%(f)
----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e)              .90%(f)       1.04%          1.09%          1.10%          1.17%(f),(g)
----------------------------------------------------------------------------------------------------------
Net investment income (loss)             2.65%(f)       1.87%          2.85%          4.04%          5.50%(f)
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    22%            38%            47%            63%            49%
----------------------------------------------------------------------------------------------------------
Total return(h)                        (10.45%)(i)     10.52%         24.55%         31.78%          1.06%(i)
----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to June 30, 2004.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended Dec. 31, 2007 (Unaudited).

--------------------------------------------------------------------------------

                      RIVERSOURCE REAL ESTATE FUND -- 2007 SEMIANNUAL REPORT  33

CLASS R4

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JUNE 30,          2007(J)            2007           2006           2005        2004(B)
Net asset value, beginning of period    $15.79         $15.26         $13.41         $10.47         $10.35
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               .21(c)         .24            .32            .38            .06
Net gains (losses) (both realized
 and unrealized)                         (1.90)          1.37           2.75           2.89            .06
----------------------------------------------------------------------------------------------------------
Total from investment operations         (1.69)          1.61           3.07           3.27            .12
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income      (.10)          (.22)          (.16)          (.23)            --
Distributions from realized gains        (1.99)          (.86)         (1.06)          (.10)            --
----------------------------------------------------------------------------------------------------------
Total distributions                      (2.09)         (1.08)         (1.22)          (.33)            --
----------------------------------------------------------------------------------------------------------
Net asset value, end of period          $12.01         $15.79         $15.26         $13.41         $10.47
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $--            $--            $--            $--            $--
----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)             1.21%(f)       1.34%          1.36%          1.39%          3.50%(f)
----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e)              .96%(f),(g)     1.34%        1.35%(g)       1.34%(g)       1.13%(f),(g)
----------------------------------------------------------------------------------------------------------
Net investment income (loss)             2.69%(f)       1.58%          2.53%          3.79%          3.62%(f)
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    22%            38%            47%            63%            49%
----------------------------------------------------------------------------------------------------------
Total return(h)                        (10.38%)(i)     10.17%         24.22%         31.48%          1.16%(i)
----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to June 30, 2004.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended Dec. 31, 2007 (Unaudited).

--------------------------------------------------------------------------------

 34 RIVERSOURCE REAL ESTATE FUND -- 2007 SEMIANNUAL REPORT

CLASS W

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JUNE 30,          2007(I)         2007(B)
Net asset value, beginning of period    $15.78         $18.17
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               .17(c)         .24
Net gains (losses) (both realized
 and unrealized)                         (1.91)         (1.62)
----------------------------------------------------------------------------------------------------------
Total from investment operations         (1.74)         (1.38)
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income      (.06)          (.15)
Distributions from realized gains        (1.99)          (.86)
----------------------------------------------------------------------------------------------------------
Total distributions                      (2.05)         (1.01)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period          $11.99         $15.78
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $--            $--
----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)             1.35%(f)       1.48%(f)
----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e)             1.35%(f)       1.48%(f)
----------------------------------------------------------------------------------------------------------
Net investment income (loss)             2.27%(f)       1.19%(f)
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    22%            38%
----------------------------------------------------------------------------------------------------------
Total return(g)                        (10.69%)(h)     (7.90%)(h)
----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 1, 2006 (inception date) to June 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended Dec. 31, 2007 (Unaudited).

--------------------------------------------------------------------------------

                      RIVERSOURCE REAL ESTATE FUND -- 2007 SEMIANNUAL REPORT  35

PROXY VOTING

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.

--------------------------------------------------------------------------------

 36 RIVERSOURCE REAL ESTATE FUND -- 2007 SEMIANNUAL REPORT

CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On April 12, 2007, Ernst & Young LLP was selected as the Fund's independent registered public accounting firm for the 2008 fiscal year. A majority of the Fund's Board of Directors, including a majority of the Independent Directors, approved the appointment of Ernst & Young LLP. The predecessor independent registered public accounting firm's reports on the Fund's financial statements for the year ended June 30, 2007 and the year ended June 30, 2006 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal periods and through April 12, 2007 there were no disagreements between the Fund and the predecessor independent registered public accounting firm on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which such disagreements, if not resolved to the satisfaction of the predecessor independent registered public accounting firm, would have caused them to make reference to the subject matter of the disagreement in connection with their reports on the financial statements for such fiscal periods.

--------------------------------------------------------------------------------

                      RIVERSOURCE REAL ESTATE FUND -- 2007 SEMIANNUAL REPORT  37

     RIVERSOURCE(R) REAL ESTATE FUND

     734 Ameriprise Financial Center

     Minneapolis, MN 55474

     RIVERSOURCE.COM/FUNDS

                                        This report must be accompanied or preceded by
                                        the Fund's current prospectus. RiverSource(R)
                                        mutual funds are distributed by RiverSource
                                        Distributors, Inc., Member FINRA, and managed by
                                        RiverSource Investments, LLC. These companies are
                                        part of Ameriprise Financial, Inc.
       (RIVERSOURCE INVESTMENTS LOGO)   (C) 2008 RiverSource Distributors, Inc.                              S-6292 E (2/08)

Item 2.  Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of matters to a vote of security holders. Not applicable.

Item 11. Controls and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable for semi-annual reports.

(a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

(a)(3) Not applicable.

(b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                     RiverSource Sector Series, Inc.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date March 5, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date March 5, 2008


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial Officer

Date March 5, 2008